Stock Options - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	0	0
Common stock market value per share	$ 0.20	$ 0.20
Restricted stock non-vested shares	7,500
Unrecognized stock-based compensation expense	$ 22,500
Intrinsic value of options granted	$ 28,410
Total intrinsic value of options exercised	0	39,050
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period			1 year
Restricted stock grants			7,500
Common stock market value per share			$ 18.40
Restricted stock grant date fair value			138,000
Restricted stock cost	115,000		11,500
Restricted stock, deferred taxes	$ 42,900		$ 4,290
Directors Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted				13,500
Restricted stock restriction period	6 months
Stock options granted, expiration period	10 years
Intrinsic value of options granted	$ 26,265
Directors Stock Option Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	210,000
Employee Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expiration period	10 years
Intrinsic value of options granted	$ 2,145
2013 Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	0